Equity - Additional Information (Detail)	3 Months Ended						12 Months Ended
	Dec. 31, 2017 CAD shares	Sep. 30, 2017 CAD	Jun. 30, 2017 CAD	Mar. 31, 2017	Dec. 31, 2016 USD ($)	Jun. 30, 2016 CAD	Oct. 09, 2018 shares	Dec. 31, 2017 CAD Vote / shares shares	Dec. 31, 2016 CAD shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, granted								2,011,000	8,946,000
Weighted average exercise price | CAD								CAD 27.79	CAD 5.48
Average share price | CAD								27.86	17.59
Total share option compensation expense | CAD								CAD 17,000,000	22,000,000
Description of vesting requirements for share-based payment arrangement								PSUs granted prior to 2017 vest in a percentage of the original grant varying from 0% to 200% based on our total shareholder return ranking compared to a group of specified companies. PSUs issued in 2017 vest in a percentage from 0% to 200% based on both relative total shareholder return and a calculation based on the change in EBITDA over the vesting period divided by the change in a weighted commodity price index. Once vested, PSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over either 10 or 20 consecutive trading days prior to vesting, depending on the date issued
Share based compensation expense | CAD								CAD 108,000,000	149,000,000
Total liability and intrinsic value for vested Units | CAD	CAD 185,000,000							CAD 185,000,000	CAD 128,000,000
Dilutive shares were not included in the diluted earnings per share | shares								4,240,949	13,333,164
Dividends declared and paid per share	0.45	CAD 0.05	CAD 0.10		$ 0.05	CAD 0.05
Top of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								200.00%	200.00%
Bottom of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								0.00%	0.00%
Class A Common Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vote per share | Vote / shares								100
Class A share conversion | shares								(1,576,166)
Percentage of voting equity interests			57.70%	62.20%
Class B Subordinate Voting Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vote per share | Vote / shares								1
Class A share conversion | shares								1,576,166
Share option, granted | shares								28,000,000
Share option, available for grant | shares								4,800,000
Share option, granted								2,010,520
Weighted average exercise price | CAD								CAD 27.79
Weighted average fair value of share option | CAD	CAD 8.32							CAD 8.32	CAD 1.81
Repurchase of voting shares under normal course issuer bid | shares	5,890,794
Class B Subordinate Voting Shares [member] | Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of authorized shares under normal course issuer bid | shares							20,000,000